Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Deferred Revenue [Abstract]
Disclosure of detailed information about changes in deferred revenue [Table Text Block]
Balance, January 1, 2024	$418.5
Amortization of deferred revenue
Liability drawdown	(74.3)
Variable consideration adjustments - prior periods	3.8
Accretion on streaming arrangements
Current year additions	24.0
Variable consideration adjustments - prior periods	0.2
Balance, December 31, 2024	$372.2
Amortization of deferred revenue (note 6a)
Liability drawdown	(65.1)
Variable consideration adjustments - prior periods	(9.9)
Accretion on streaming arrangements (note 6h)
Current year-to-date additions	20.5
Variable consideration adjustments - prior periods	(0.6)
Balance, December 31, 2025	$317.1

Disclosure of detailed information about deferred revenue [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Current	$52.1	$63.1
Non-current	265.0	309.1
	$317.1	$372.2